Other financial assets	12 Months Ended
Mar. 31, 2021
Statement [line items]
Other financial assets
8.	Other financial assets - current
Other financial assets - current consist of the following:

	As at March 31,
	2021		2021		2020
	(In millions)
Derivative financial instruments	US$	390.0	Rs.	28,514.2	Rs.	23,913.0
Loans to channel partners		27.7		2,023.7		1,487.6
Advances and other receivables recoverable in cash		462.4		33,807.4		25,214.3
Inter corporate deposits		0.6		43.0		46.9
Government grant receivables		76.7		5,610.2		4,296.9
Restricted bank deposits		102.1		7,464.5		4,297.0
Lease receivables		3.3		238.6		6.0
Others		—		—		252.5

Total	US$	1,062.8	Rs.	77,701.6	Rs.	59,514.2

Restricted bank deposits include Rs.4,912.7 million and Rs. 2,996.9 million as at March 31, 2021 and 2020, respectively, held as security in relation to interest and repayment of borrowings. Out of these deposits, Rs.1,744.4 million and Rs. 1,015.1 million as at March 31, 2021 and 2020, respectively, are pledged till the maturity of the respective borrowings.

As at March 31, 2021, restricted deposits includes Rs. 734.7 million (as at March 31, 2020 Rs. Nil) towards Company’s contribution for Family Pension from October 1, 2019, in lieu of Tata Motors Pension Trust exemption surrender application pending with Employee Provident Fund Organization. Subsequent to the year end, these balances are transferred to Tata Motors Pension Trust.

Other financial assets - noncurrent [Member]
Statement [line items]
Other financial assets
9.	Other financial assets Non-current
Other financial assets -
non-current
consist of the following:

	As at March 31,
	2021		2021		2020
	(In millions)
Derivative financial instruments	US$	446.1	Rs.	32,612.2	Rs.	22,911.6
Loans to channel partners		96.6		7,063.5		5,574.2
Advance and other receivables recoverable in cash		104.1		7,611.3		9,747.0
Margin money with banks		73.1		5,346.8		7,865.1
Government grants receivables		91.1		6,656.7		5,781.9
Loans to employees		3.4		246.0		286.7
Restricted deposits		44.4		3,244.6		839.5
Others		101.3		7,404.6		2,317.5

Total	US$	960.1	Rs.	70,185.7	Rs.	55,323.5

Margin money with banks is restricted cash deposits and consists of collateral provided for transfer of finance receivables.
Restricted deposits as at March 31, 2021 and 2020, include Rs. 475.5 million and Rs. 561.2 million, respectively held as a financial deposit in relation to ongoing legal cases.